Net Income (Loss) Per Share - Common Shares Excluded from Net Loss (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issuable upon the exercise which were excluded from the computation of diluted earnings per share	20,062	1,398	20,062	2,386	3,131	1,778
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issuable upon the exercise which were excluded from the computation of diluted earnings per share	19,557	1,076	19,557	1,871	2,570	1,115
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issuable upon the exercise which were excluded from the computation of diluted earnings per share	505	322	505	515	561	663